Income Taxes - Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense)
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3 % for 2017 and 2016)		€ 416	€ 384	€ (254)
Foreign rate differential		8	(37)	(38)
Tax-exempt gains on securities and other income		(209)	(431)	(599)
Loss (income) on equity method investments		(19)	(21)	(19)
Nondeductible expenses		340	540	1,074
Impairments of goodwill		0	0	250
Changes in recognition and measurement of deferred tax assets	[1]	253	159	(45)
Effect of changes in tax law and/or tax rate		(6)	1,437	(3)
Effect related to share-based payments		133	14	66
Effect of policyholder tax		0	0	23
Other	[1]	73	(82)	91
Actual income tax expense (benefit)		€ 989	€ 1,963	€ 546

[1]	Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items Changes in recognition and measurement of deferred tax assets and Other.